Overview and Summary of Significant Accounting Policies - Schedule of Accounts Receivable (Detail) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Customer receivables	$ 117.4	$ 79.0	$ 70.0
Unbilled revenue	25.6	24.1	19.4
Allowance for credit losses	8.9	6.1	0.9
Total accounts receivable, net	143.6	106.6	93.1
Related Party [Member]
Significant Accounting Policies [Line Items]
Other	1.8	3.6	2.4
Non Related Party [Member]
Significant Accounting Policies [Line Items]
Other	$ 7.7	$ 6.0	$ 2.2